Other Current Assets (Detail) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Inventory probes and arrays		$ 233,767	$ 203,507
Prepaid expenses		255,511	65,762
Other current assets	$ 708,914	$ 489,278	$ 269,269